Offerings	Sep. 22, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	1. We are registering hereunder such indeterminate number of shares of Common Stock and Preferred Stock, such indeterminate principal amount of Debt Securities, such indeterminate number of Warrants to purchase Common Stock, Preferred Stock, or Debt Securities, such indeterminate amount of purchase contracts, and such indeterminate number of Units consisting of such securities. If any Debt Securities are issued at an original issue discount, then the offering price of such Debt Securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate numbers of shares of Common Stock and Preferred Stock, and principal amounts of Debt Securities, as may be issued upon conversion of or exchange for Preferred Stock or Debt Securities that provide for conversion or exchange, upon exercise of Warrants or pursuant to the anti-dilution provisions of any such securities.

The proposed maximum per unit and aggregate offering prices per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.

The proposed maximum aggregate offering price has been estimated for the sole purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the "Securities Act") and is exclusive of accrued interest, distributions and dividends, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share)
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See footnote 1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See footnote 1
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See footnote 1
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See footnote 1
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See footnote 1
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620.00
Offering Note	We are registering hereunder such indeterminate number of shares of Common Stock and Preferred Stock, such indeterminate principal amount of Debt Securities, such indeterminate number of Warrants to purchase Common Stock, Preferred Stock, or Debt Securities, such indeterminate amount of purchase contracts, and such indeterminate number of Units consisting of such securities. If any Debt Securities are issued at an original issue discount, then the offering price of such Debt Securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered also include such indeterminate numbers of shares of Common Stock and Preferred Stock, and principal amounts of Debt Securities, as may be issued upon conversion of or exchange for Preferred Stock or Debt Securities that provide for conversion or exchange, upon exercise of Warrants or pursuant to the anti-dilution provisions of any such securities.

The proposed maximum per unit and aggregate offering prices per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.

The proposed maximum aggregate offering price has been estimated for the sole purpose of computing the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the "Securities Act") and is exclusive of accrued interest, distributions and dividends, if any.